Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB	US$
Construction in progress	1,134,688,427	1,302,148,272	178,393,582
Leasehold improvements	13,615,929	15,967,920	2,187,596
Office and electronic equipment	7,774,324	11,704,829	1,603,555
Motor vehicles	13,313,052	13,402,055	1,836,074
Aircraft	175,367,530	180,292,710	24,700,000
Buildings	—	118,266,537	16,202,449
Property and equipment, gross	1,344,759,262	1,641,782,323	224,923,256
Less accumulated depreciation	35,527,263	54,915,306	7,523,366
Less impairment	894,274	833,390	114,174
Property and equipment, net	1,308,337,725	1,586,033,627	217,285,716